Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details)	3 Months Ended
Mar. 31, 2026 shares
Telesat Public shares
Total Telesat Public shares	15,105,250
Class A Common Shares [Member]
Telesat Public shares
Total Telesat Public shares	5,307,901
Class B Variable Voting Shares [Member]
Telesat Public shares
Total Telesat Public shares	9,797,349